Document and Entity Information	Jun. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2024
Entity File Number	000-52985
Entity Registrant Name	SANUWAVE Health, Inc.
Entity Central Index Key	0001417663
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	20-1176000
Entity Address, Address Line One	11495 Valley View Road
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	656-1029
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false